Cover	Feb. 08, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
DocumentPeriodEndDate	Feb. 08, 2024
File Number	333-229830
Registrant Name	GUOCHUN INTERNATIONAL INC.
Entity Central Index Key	0001765048
Tax Identification Number	30-0575017
IncorporationStateCountryCode	NV
AddressLine1	66 West Flagler Street, Suite 900 - #3040
AddressCity	Miami
AddressState	FL
AddressPostalZipCode	33130
CityAreaCode	125
LocalPhoneNumber	12629446
WrittenCommunications	false
SolicitingMaterial	false
PreCommencementTenderOffer	false
PreCommencementIssuerTenderOffer	false
Emerging growth company	false
extended transition period	false